STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Convertible preferred shares (Temporary equity) [Member]	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 6,621	$ 5	$ 66	$ (10,321)	$ (10,250)
Balance, shares (in Shares) at Dec. 31, 2017	2,954,267	576,556
Share-based compensation to service providers
Net loss and comprehensive loss				(828)	(828)
Balance at Dec. 31, 2018	$ 6,621	$ 5	66	(11,149)	(11,078)
Balance, shares (in Shares) at Dec. 31, 2018	2,954,267	576,556
Share-based compensation to employees			89		89
Share-based compensation to employees, shares (in Shares)
Share-based compensation to service providers
Operating lease provided by controlling shareholder			25		25
Net loss and comprehensive loss				(1,279)	(1,279)
Balance at Dec. 31, 2019	$ 6,621	$ 5	180	(12,428)	(12,243)
Balance, shares (in Shares) at Dec. 31, 2019	2,954,267	576,556
Conversion of preferred shares into ordinary shares	$ (6,621)	$ 26	6,595		6,621
Conversion of preferred shares into ordinary shares (in Shares)	(2,954,267)	2,954,267
Conversion of convertible notes into ordinary shares		$ 25	7,135		7,160
Conversion of convertible notes into ordinary shares (in Shares)		2,727,214
Share issuance under Initial Public Offering, net		$ 22	17,288		17,310
Share issuance under Initial Public Offering, net (in Shares)		2,500,000
Equity classification of a derivative warrant liability (Note 6(b))			1,552		1,552
Share-based compensation to employees			38		38
Share-based compensation to employees, shares (in Shares)
Share-based compensation to service providers			202		202
Share-based compensation to service providers, shares
Operating lease provided by controlling shareholder			33		33
Net loss and comprehensive loss				(4,053)	(4,053)
Balance at Dec. 31, 2020		$ 78	$ 33,023	$ (16,481)	$ 16,620
Balance, shares (in Shares) at Dec. 31, 2020		8,758,037